Administration expenses (Details Narrative) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Administration expenses	€ 2,575
Administration of intangible assets	1,098
Bright hydrogen solutions [member]
IfrsStatementLineItems [Line Items]
Administration of intangible assets	1,098
Bio steam energy limited [member]
IfrsStatementLineItems [Line Items]
Administration of intangible assets	€ 2,370